Shareholder Report, Line Graph (Details) - USD ($)																															1 Months Ended	2 Months Ended						5 Months Ended			6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended			11 Months Ended							12 Months Ended								22 Months Ended	23 Months Ended
	Jul. 16, 2024	Jun. 20, 2024	Mar. 19, 2024	Nov. 07, 2023	Sep. 26, 2023	Jul. 18, 2023	Jun. 27, 2023	Mar. 14, 2023	Oct. 11, 2022	Sep. 27, 2022	Jun. 21, 2022	Mar. 28, 2022	Mar. 15, 2022	Jan. 11, 2022	Nov. 16, 2021	Sep. 28, 2021	Sep. 21, 2021	Jun. 29, 2021	Feb. 24, 2021	Feb. 16, 2021	Jan. 20, 2021	Dec. 08, 2020	Oct. 13, 2020	Jul. 13, 2020	Mar. 31, 2020	Dec. 04, 2019	Sep. 24, 2019	Sep. 17, 2019	Sep. 10, 2018	Jan. 11, 2018	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2025
C000250325 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000																																$ 10,098																											$ 10,056
C000197601 [Member]
Account Value [Line Items]
Accumulated Value																														$ 10,000																	$ 9,923													12,309	$ 11,814	$ 10,714	$ 10,520	$ 11,727	$ 11,377	$ 10,786
C000204482 [Member]
Account Value [Line Items]
Accumulated Value																													$ 10,000																															11,714	11,731	10,989	10,806	11,851	11,234		$ 10,942
C000204442 [Member]
Account Value [Line Items]
Accumulated Value																									$ 10,000															$ 17,011																				28,863	22,267	16,851	14,439	21,708
C000204443 [Member]
Account Value [Line Items]
Accumulated Value																									10,000															12,253																				21,745	19,915	16,556	15,131	15,829
C000218646 [Member]
Account Value [Line Items]
Accumulated Value																								$ 10,000													$ 11,156																							19,926	18,205	14,590	12,531	14,575
C000228612 [Member]
Account Value [Line Items]
Accumulated Value																		$ 10,000																		$ 10,752																								15,794	13,652	10,632	8,609
C000218645 [Member]
Account Value [Line Items]
Accumulated Value																								10,000													11,114																							17,484	15,443	12,228	11,451	15,757
C000241171 [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000																																	$ 10,351																			11,686	11,075
C000228610 [Member]
Account Value [Line Items]
Accumulated Value																		10,000																		10,075																								10,844	10,223	9,257	9,108
C000222948 [Member]
Account Value [Line Items]
Accumulated Value																				$ 10,000																									$ 9,697															10,832	9,622	8,640	8,424
C000202058 [Member]
Account Value [Line Items]
Accumulated Value																													10,000																															17,970	15,056	12,452	10,493	13,957	11,162		9,568
C000222949 [Member]
Account Value [Line Items]
Accumulated Value																				10,000																									10,635															11,573	11,210	10,011	9,723
C000231722 [Member]
Account Value [Line Items]
Accumulated Value															$ 10,000																																					$ 8,996								11,438	10,687	9,638
C000237948 [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000																																													$ 10,498						11,972	11,335
C000202059 [Member]
Account Value [Line Items]
Accumulated Value																													10,000																															28,236	22,660	17,805	15,222	18,988	14,044		10,457
C000197602 [Member]
Account Value [Line Items]
Accumulated Value																														10,000																	10,416													18,594	17,388	14,147	12,815	13,884	10,197	10,041
C000237947 [Member]
Account Value [Line Items]
Accumulated Value										$ 10,000																																											$ 12,404							17,227	15,028
C000243037 [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000																											$ 10,389																										14,317	12,462
C000243040 [Member]
Account Value [Line Items]
Accumulated Value							10,000																											10,150																										14,483	11,997
C000243041 [Member]
Account Value [Line Items]
Accumulated Value							10,000																											10,226																										14,788	12,077
C000221278 [Member]
Account Value [Line Items]
Accumulated Value																							$ 10,000																																		$ 10,015			9,725	9,342	8,669	8,727
C000221279 [Member]
Account Value [Line Items]
Accumulated Value																						$ 10,000																										$ 10,093												9,871	9,937	9,455	9,249
C000214349 [Member]
Account Value [Line Items]
Accumulated Value																												$ 10,000																														$ 10,557		16,438	13,791	11,752	10,937	13,733
C000247037 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000																																			$ 10,852																						11,647
C000246147 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000																																																								12,940								$ 11,202
C000229745 [Member]
Account Value [Line Items]
Accumulated Value																$ 10,000																																							$ 8,562					12,712	10,856	9,250
C000237946 [Member]
Account Value [Line Items]
Accumulated Value										10,000																																											12,037							13,611	14,030
C000214351 [Member]
Account Value [Line Items]
Accumulated Value																											$ 10,000																																$ 10,152	17,914	14,973	12,585	10,781	13,285
C000229746 [Member]
Account Value [Line Items]
Accumulated Value																10,000																																							8,607					14,876	12,157	10,330
C000243038 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000																									$ 9,689																													13,725	11,219
C000214352 [Member]
Account Value [Line Items]
Accumulated Value																											10,000																																9,742	20,365	15,773	13,026	11,330	13,637
C000243039 [Member]
Account Value [Line Items]
Accumulated Value							10,000																											10,209																										13,271	11,912
C000229748 [Member]
Account Value [Line Items]
Accumulated Value																10,000																																							9,114					10,029		8,473
C000234360 [Member]
Account Value [Line Items]
Accumulated Value												$ 10,000																											$ 8,796																					13,263	11,206	9,478
C000234361 [Member]
Account Value [Line Items]
Accumulated Value													$ 10,000																													$ 8,934																		15,070	12,515	10,348
C000234362 [Member]
Account Value [Line Items]
Accumulated Value													10,000																													9,268																		14,857	13,120	10,498
C000221280 [Member]
Account Value [Line Items]
Accumulated Value																							10,000																																		10,033			10,768	10,238	9,592	9,439
C000214353 [Member]
Account Value [Line Items]
Accumulated Value																											10,000																																11,350	22,989	20,080	16,187	14,278	15,727
C000243042 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000																																																							15,336									$ 13,249
C000229747 [Member]
Account Value [Line Items]
Accumulated Value																	$ 10,000																																							$ 9,897				15,334	13,703	11,301
C000246148 [Member]
Account Value [Line Items]
Accumulated Value				10,000																																															$ 12,810									14,276
C000246149 [Member]
Account Value [Line Items]
Accumulated Value				10,000																																														$ 12,881										14,382
C000233056 [Member]
Account Value [Line Items]
Accumulated Value														$ 10,000																																$ 8,805														11,894	11,222	9,501
C000214354 [Member]
Account Value [Line Items]
Accumulated Value																											10,000																																9,091	21,941	20,733	17,243	15,412	15,485
C000221281 [Member]
Account Value [Line Items]
Accumulated Value																			$ 10,000																								$ 10,156																	9,841	9,450	8,784	8,835
C000226122 [Member]
Account Value [Line Items]
Accumulated Value																			10,000																								10,164																	9,908	9,510	8,828	8,855
C000214357 [Member]
Account Value [Line Items]
Accumulated Value																										$ 10,000																							$ 10,357											15,970	13,590	11,516	10,744	13,597
C000226120 [Member]
Account Value [Line Items]
Accumulated Value																					$ 10,000																							$ 10,167																12,104	10,263	8,671	8,064
C000214358 [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							9,790											16,997	14,305	12,023	10,329	12,739
C000226121 [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							11,031																14,861	12,471	10,468	8,965
C000214350 [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							9,357											19,281	15,097	12,501	10,863	12,980
C000226117 [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							11,291																17,025	13,281	10,961	9,494
C000214355 [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							10,937											21,558	18,908	15,282	13,501	15,096
C000226118 [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							11,680																16,779	14,689	11,858	10,470
C000236476 [Member]
Account Value [Line Items]
Accumulated Value											$ 10,000																								$ 10,480																									15,861	14,390	11,818
C000236477 [Member]
Account Value [Line Items]
Accumulated Value											10,000																								10,480																									15,943	14,433	11,837
C000250327 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																														$ 11,030																												11,743
C000250326 [Member]
Account Value [Line Items]
Accumulated Value		10,000																														11,040																												11,779
C000214356 [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							9,043											21,873	20,549	17,158	15,240	15,334
C000226119 [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							11,872																17,110	16,034	13,358	11,828
S&P National AMT-Free Municipal Bond (Inception Date 7.16.24) [Member]
Account Value [Line Items]
Accumulated Value	10,000																																10,083																											10,063
Bloomberg U.S. Aggregate Bond (Inception Date 1/11/18) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																	9,951													11,284	10,941	10,197	10,320	11,663	11,673	10,963
S&P National AMT-Free Municipal Bond (Inception Date 9/10/18) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																															11,442	11,465	10,843	10,613	11,578	11,215		10,888
Russell 1000 (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																									10,000															13,842																				27,057	23,278	18,387	15,933	18,307
S&P 500 (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																								10,000													11,120																							22,117	19,086	15,012	12,948	14,585
Russell 1000 (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																		10,508																								15,532	13,362	10,555	9,146
Russell 3000 (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																								10,000													11,158																							21,586	18,635	14,772	12,873	14,844
Bloomberg U.S. Aggregate Bond (Inception Date 3/14/23) [Member]
Account Value [Line Items]
Accumulated Value								10,000																																	9,979																			11,042	10,707
Bloomberg U.S. Aggregate Bond (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																		10,101																								9,773	9,476	8,831	8,938
Russell 3000 (Inception Date 2/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																									11,337															16,486	14,232	11,282	9,831
MSCI World ex USA (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																															17,376	15,126	12,664	10,875	13,353	10,550		9,957
Bloomberg U.S. Aggregate Bond (Inception Date 11/16/2021) [Member]
Account Value [Line Items]
Accumulated Value															10,000																																					8,973								9,812	9,513	8,866
Bloomberg U.S. Aggregate Bond (Inception Date 10/11/2022) [Member]
Account Value [Line Items]
Accumulated Value									10,000																																													10,395						11,503	11,153
Russell 1000 (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																															24,742	21,286	16,814	14,570	16,740	12,658		10,333
Russell 1000 (Inception Date 1/11/2018) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																	10,632													26,094	22,449	17,733	15,366	17,655	13,349	10,897
MSCI ACWI IMI (Inception Date 9/27/2022) [Member]
Account Value [Line Items]
Accumulated Value										10,000																																											12,429							17,603	15,241
MSCI ACWI IMI (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value							10,000																											10,226																										14,483	12,539
MSCI ACWI ex USA IMI (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value							10,000																											10,069																										13,716	11,860
Bloomberg U.S. Aggregate Bond (Inception Date 10/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																							10,000																																		9,991			9,667	9,373	8,735	8,841
S&P National AMT-Free Municipal Bond (Inception Date 12/8/2020) [Member]
Account Value [Line Items]
Accumulated Value																						$ 10,000																										$ 10,185												10,066	10,086	9,538	9,336
MSCI Emerging Markets IMI (Inception Date 9/17/2019) [Member]
Account Value [Line Items]
Accumulated Value																												$ 10,000																														$ 11,021		14,719	12,709	11,030	10,730	13,608
MSCI Emerging Markets (3.19.24 SI) [Member]
Account Value [Line Items]
Accumulated Value			10,000																																			10,873																						12,700
MSCI Emerging Markets (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																																																								13,676								11,709
MSCI Emerging Markets IMI (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																10,000																																							8,150					11,179	9,652	8,377
Russell 3000 (Inception Date 9/27/2022) [Member]
Account Value [Line Items]
Accumulated Value										$ 10,000																																											$ 12,473							18,227	15,734
MSCI World ex USA IMI (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																											10,000																																10,308	16,758	14,498	12,204	10,584	13,146
MSCI World ex USA (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																10,000																																							8,348					13,338	11,611	9,721
MSCI World ex USA (Inception Date 7/18/2023) [Member]
Account Value [Line Items]
Accumulated Value						10,000																									9,674																													13,274	11,555
MSCI World ex USA (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																											10,000																																10,243	16,872	14,687	12,296	10,559	12,965
Bloomberg U.S. Aggregate Bond (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value							10,000																											9,908																										10,964	10,630
MSCI World IMI (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																10,000																																							8,723					12,364		10,008
MSCI Emerging Markets IMI (Inception Date 3/28/2022) [Member]
Account Value [Line Items]
Accumulated Value												$ 10,000																											$ 9,001																					12,348	10,661	9,253
MSCI World ex USA IMI (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value													10,000																													9,069																		14,359	12,423	10,457
Russell 3000 (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value													$ 10,000																													$ 9,342																		15,666	13,524	10,721
Russell 3000 (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																											10,000																																11,967	23,151	19,986	15,843	13,806	15,921
Russell 1000 (Inception Date 9/26/2023) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000																																																							15,516									$ 13,349
Russell 1000 (Inception Date 9/21/2021) [Member]
Account Value [Line Items]
Accumulated Value																	10,000																																							9,019				15,316	13,177	10,409
Russell 3000 (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																																														13,027	13,027									15,091
Russell 3000 (Inception Date 1/11/2022) [Member]
Account Value [Line Items]
Accumulated Value														10,000																																8,425														14,128	12,196	9,668
Bloomberg U.S. Aggregate Bond (Inception Date 2/24/2021) [Member]
Account Value [Line Items]
Accumulated Value																			$ 10,000																								$ 10,154																	9,824	9,525	8,877	8,984
MSCI Emerging Markets IMI (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							10,802											14,426	12,455	10,810	10,516	13,336
MSCI Emerging Markets IMI (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							9,684																10,475	9,044	7,849	7,636
MSCI World ex USA IMI (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							9,932											16,146	13,968	11,758	10,197	12,666
MSCI World ex USA IMI (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							10,993																14,013	12,123	10,205	8,850
MSCI World ex USA (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							9,899											16,305	14,194	11,883	10,205	12,530
MSCI World ex USA (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							10,958																14,260	12,413	10,392	8,925
Russell 3000 (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							11,356											21,969	18,965	15,035	13,101	15,108
Russell 3000 (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							11,646																16,936	14,620	11,590	10,099
Russell 1000 (Inception Date 6/21/2022) [Member]
Account Value [Line Items]
Accumulated Value											10,000																								10,572																									17,954	15,446	12,201
Russell 3000 (SI 6/20/24) [Member]
Account Value [Line Items]
Accumulated Value		10,000																														10,405																												12,054
Russell 3000 (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							11,646																16,936	14,620	11,590	10,099
S&P California AMT-Free Municipal Bond (Inception date 7.16.24) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000																																$ 10,092																											10,090
Bloomberg U.S. Corporate Bond (SI Date 1.11.18) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																	9,844													11,988	11,538	10,557	10,463	12,296	11,993	11,156
Bloomberg U.S. Intermediate Corporate Bond (Inception Date 1/11/18) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																	9,966													12,560	11,884	10,908	10,694	11,844	11,651	10,918
Russell 1000 Growth (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																									10,000															15,188																				30,879	25,192	19,267	15,801	19,521
Russell 1000 Value (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																									$ 10,000															$ 12,372																				22,769	20,827	17,191	15,830	16,881
Russell 1000 Growth (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value																		$ 10,000																		$ 10,692																								16,914	13,798	10,553	8,655
Russell Midcap Growth (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																								$ 10,000													$ 11,031																							18,593	14,707	12,352	10,931	14,910
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 3/14/23) [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000																																	$ 10,234																			11,293	10,800
ICE BofA Convertible (Inception Date 2/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																									9,797															10,940	9,318	8,504	8,195
ICE Exchange-Listed Preferred & Hybrid Securities (Inception Date 2/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																				$ 10,000																									$ 10,675															11,054	10,606	9,416	9,465
ICE BofA US High Yield Constrained (BB-B) (Inception Date 11/16/2021) [Member]
Account Value [Line Items]
Accumulated Value															$ 10,000																																					$ 8,988								11,513	10,739	9,592
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 10/11/2022) [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000																																													$ 10,290						11,441	10,934
Russell 1000 Growth (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																													$ 10,000																															31,021	25,307	19,355	15,873	19,610	15,258		$ 10,570
Russell 1000 Value (Inception Date 1/11/2018) [Member]
Account Value [Line Items]
Accumulated Value																														$ 10,000																	$ 10,093													18,846	17,238	14,228	13,102	13,972	$ 10,240	$ 10,155
MSCI ACWI IMI Value (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value							10,000																											10,219																										13,812	12,326
MSCI ACWI ex USA IMI Value (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value							10,000																											10,200																										14,525	12,149
MSCI Emerging Markets IMI (SI 3.19.24) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000																																			$ 10,873																						12,593
MSCI Emerging Markets Small Cap (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																																																								13,029								$ 11,837
MSCI Emerging Markets IMI Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																10,000																																							8,529					11,823	10,598	9,065
MSCI World ex USA Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																10,000																																							8,905					15,640	12,722	10,551
MSCI World ex USA Small Cap (Inception Date 7/18/2023) [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000																									$ 9,683																													13,328	11,112
MSCI World ex USA Small Cap (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																											10,000																																10,705	16,103	13,426	11,700	10,756	14,252
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000																											$ 10,167																										13,291	11,892
S&P Global REIT (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																$ 10,000																																							$ 9,022					10,159		8,601
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 10/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																							$ 10,000																																		$ 10,031			10,682	10,194	9,556	9,444
Russell 1000 Value (Inception Date 9/21/2021) [Member]
Account Value [Line Items]
Accumulated Value																	$ 10,000																																							$ 9,758				14,036	12,838	10,597
Russell Midcap (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																																															$ 12,792									14,401
Russell Midcap Value (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000																																														$ 12,859										13,919
Russell 2000 (Inception Date 1/11/2022) [Member]
Account Value [Line Items]
Accumulated Value														$ 10,000																																$ 8,476														11,368	10,509	8,871
Russell 2000 Value (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																											$ 10,000																																$ 8,920	16,476	15,569	13,056	12,779	14,227
MSCI World ex USA Small Cap (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																										10,000																							10,127											15,234	12,701	11,068	10,175	13,482
MSCI World ex USA Small Cap (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																							11,185																12,638	10,537	9,182	8,441
Russell 1000 Value (Inception Date 6/21/2022) [Member]
Account Value [Line Items]
Accumulated Value											$ 10,000																								$ 10,394																									14,950	13,674	11,287
Russell 2000 (SI 6/20/24) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																														$ 11,021																												11,921
Russell 2000 Value (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																										$ 10,000																							$ 8,584											15,855	14,982	12,564	12,297	$ 13,691
Russell 2000 Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																					$ 10,000																							$ 11,500																$ 13,318	$ 12,585	$ 10,554	$ 10,329